CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Statement of Financial Position [Abstract]
Preferred stock, shares outstanding	0	0
Preferred stock, par value	$ 0.01	$ 0.01
Common Stock, shares issued	65,251,989	65,251,989
Common stock, par value	$ 0.01	$ 0.01
Treasury stock, shares	3,427,639	2,927,695